Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (32,069,000)	$ (28,916,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	110,000	105,000
Stock-based compensation	1,883,000	1,143,000
Accretion of discount and amortization of premiums on marketable securities	(31,000)	204,000
Amortization of deferred financing costs	740,000	0
Change in fair value of derivative warrant liabilities	(78,000)	0
Change in fair value of liability for common stock to be issued	(205,000)	0
Non-cash lease expense	401,000	522,000
Other	0	6,000
Changes in current assets and liabilities:
Prepaid expenses and other current assets	(759,000)	(352,000)
Other assets	(70,000)	(168,000)
Accounts payable	317,000	841,000
Accrued expenses	(3,127,000)	1,521,000
Deferred revenue	2,049,000	1,723,000
Lease liabilities	(422,000)	(531,000)
Net cash used in operating activities	(30,693,000)	(23,902,000)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(57,000)	(54,000)
Purchases of marketable securities	(18,945,000)	(20,179,000)
Sales of marketable securities	29,957,000	42,257,000
Net cash provided by investing activities	10,955,000	22,024,000
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from merger and private offering	18,094,000	0
Payments of transaction costs	(9,221,000)	(61,000)
Proceeds from common stock issuance to Lincoln Park	2,500,000	0
Payments of financing costs	(386,000)	0
Proceeds from exercise of stock options	110,000	98,000
Net cash provided by (used in) financing activities	11,097,000	37,000
Net decrease in cash and cash equivalents	(8,641,000)	(1,841,000)
Cash and cash equivalents, beginning of period	23,443,000	25,284,000
Cash and cash equivalents, end of period	14,802,000	23,443,000
Supplemental disclosure of non-cash investing and financing activities:
Purchase of equipment included in accounts payable	0	43,000
Transaction costs in accounts payable and accrued liabilities at period end	0	364,000
Financing costs in accounts payable and other accrued liabilities	261,000	0
Common stock issuance to Lincoln Park for commitment fees	2,910,000	0
Reclassification of warrant	2,000	0
Restricted Stock Units (RSUs) [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Expense from restricted stock units	326,000	0
Restricted Stock [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Expense from restricted stock units	$ 242,000	$ 0